CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.6%
COMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 0.6%
Anterix Inc.	184,436	$5,177,119	*

Media - 2.8%
Gambling.com Group Ltd.	396,400	4,855,900	*
Gray Television Inc.	763,548	7,230,799
Integral Ad Science Holding Corp.	605,941	12,633,870	*

Total Media		24,720,569

TOTAL COMMUNICATION SERVICES		29,897,688

CONSUMER DISCRETIONARY - 12.1%
Automobile Components - 0.9%
Visteon Corp.	49,998	7,704,192	*

Diversified Consumer Services - 0.7%
Stride Inc.	160,662	6,138,895	*

Hotels, Restaurants & Leisure - 2.8%
Bloomin’ Brands Inc.	560,049	15,048,516
Everi Holdings Inc.	678,833	10,073,882	*

Total Hotels, Restaurants & Leisure		25,122,398

Household Durables - 1.5%
Century Communities Inc.	174,757	13,494,735

Leisure Products - 1.5%
Vista Outdoor Inc.	424,399	12,859,290	*

Specialty Retail - 4.7%
Group 1 Automotive Inc.	43,100	11,142,643
Murphy USA Inc.	57,125	17,539,089
Petco Health & Wellness Co. Inc.	553,990	4,520,558	*
Urban Outfitters Inc.	214,310	7,794,455	*

Total Specialty Retail		40,996,745

TOTAL CONSUMER DISCRETIONARY		106,316,255

CONSUMER STAPLES - 1.7%
Food Products - 1.7%
Sovos Brands Inc.	367,079	6,534,006	*
Utz Brands Inc.	516,942	8,658,779

TOTAL CONSUMER STAPLES		15,192,785

ENERGY - 8.1%
Energy Equipment & Services - 3.1%
Atlas Energy Solutions Inc., Class A Shares	409,000	8,077,750
Helmerich & Payne Inc.	172,511	7,723,317
Valaris Ltd.	152,100	11,681,280	*

Total Energy Equipment & Services		27,482,347

See Notes to Schedule of Investments.

ClearBridge Small Cap Fund 2023 Quarterly Report	1

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - 5.0%
CNX Resources Corp.	373,222	$7,613,729	*
HF Sinclair Corp.	257,900	13,434,011
Magnolia Oil & Gas Corp., Class A Shares	561,600	12,439,440
Matador Resources Co.	189,100	10,519,633

Total Oil, Gas & Consumable Fuels		44,006,813

TOTAL ENERGY		71,489,160

FINANCIALS - 16.0%
Banks - 7.3%
Bank OZK	255,287	11,163,700
Cadence Bank	420,656	10,537,433
Prosperity Bancshares Inc.	174,800	11,068,336
Washington Federal Inc.	309,674	9,612,281
WesBanco Inc.	291,502	8,164,971
Wintrust Financial Corp.	161,621	13,634,348

Total Banks		64,181,069

Capital Markets - 0.8%
ACIES Acquisition Corp.	1,120,800	5,525,544	*(a)
Deerfield Healthcare Technology Acquisitions Corp.	752,440	1,798,331	*(a)

Total Capital Markets		7,323,875

Consumer Finance - 3.7%
Encore Capital Group Inc.	199,446	10,670,361	*
OneMain Holdings Inc.	256,800	11,679,264
PROG Holdings Inc.	257,010	10,429,466	*

Total Consumer Finance		32,779,091

Financial Services - 2.3%
Euronet Worldwide Inc.	126,600	11,124,342	*
NMI Holdings Inc., Class A Shares	330,991	8,840,770	*

Total Financial Services		19,965,112

Insurance - 1.0%
Assured Guaranty Ltd.	153,236	9,160,448

Mortgage Real Estate Investment Trusts (REITs) - 0.9%
Redwood Trust Inc.	1,053,600	7,933,608

TOTAL FINANCIALS		141,343,203

HEALTH CARE - 9.8%
Biotechnology - 0.5%
Ultragenyx Pharmaceutical Inc.	106,100	4,575,032	*

Health Care Equipment & Supplies - 2.4%
Lantheus Holdings Inc.	81,528	7,051,357	*

See Notes to Schedule of Investments.

2	ClearBridge Small Cap Fund 2023 Quarterly Report

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - continued
Omnicell Inc.	98,407	$6,214,402	*
QuidelOrtho Corp.	91,800	8,019,648	*

Total Health Care Equipment & Supplies		21,285,407

Health Care Providers & Services - 4.0%
Acadia Healthcare Co. Inc.	130,344	10,301,086	*
CareMax Inc.	181,000	432,590	*
HealthEquity Inc.	193,315	13,133,821	*
R1 RCM Inc.	654,389	11,307,842	*

Total Health Care Providers & Services		35,175,339

Life Sciences Tools & Services - 0.7%
Maravai LifeSciences Holdings Inc., Class A Shares	514,800	5,822,388	*

Pharmaceuticals - 2.2%
Cara Therapeutics Inc.	569,700	1,897,101	*
Intra-Cellular Therapies Inc.	113,545	7,021,623	*
Prestige Consumer Healthcare Inc.	167,800	10,942,238	*

Total Pharmaceuticals		19,860,962

TOTAL HEALTH CARE		86,719,128

INDUSTRIALS - 16.6%
Building Products - 0.9%
Tecnoglass Inc.	160,000	7,532,800

Construction & Engineering - 1.4%
Primoris Services Corp.	393,874	12,509,438

Electrical Equipment - 1.2%
EnerSys	99,077	10,732,021

Ground Transportation - 1.2%
Marten Transport Ltd.	472,442	10,705,536

Machinery - 3.6%
Crane Co.	77,700	7,279,713
Hillman Solutions Corp.	1,282,993	12,624,651	*
Terex Corp.	203,900	11,954,657

Total Machinery		31,859,021

Professional Services - 2.8%
ICF International Inc.	91,154	10,718,799
Korn Ferry	157,240	8,283,403
Sterling Check Corp.	485,250	5,827,852	*

Total Professional Services		24,830,054

Trading Companies & Distributors - 5.5%
Custom Truck One Source Inc.	1,110,538	7,684,923	*
GATX Corp.	86,142	10,798,761

See Notes to Schedule of Investments.

ClearBridge Small Cap Fund 2023 Quarterly Report	3

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Trading Companies & Distributors - continued
Rush Enterprises Inc., Class A Shares	192,531	$12,452,905
Textainer Group Holdings Ltd.	416,317	17,110,629

Total Trading Companies & Distributors		48,047,218

TOTAL INDUSTRIALS		146,216,088

INFORMATION TECHNOLOGY - 13.9%
Communications Equipment - 0.8%
Extreme Networks Inc.	267,800	7,120,802	*

Electronic Equipment, Instruments & Components - 4.2%
Advanced Energy Industries Inc.	63,604	7,961,949
Crane NXT Co.	128,900	7,624,435
Itron Inc.	178,900	14,074,063	*
nLight Inc.	500,133	7,201,915	*

Total Electronic Equipment, Instruments & Components		36,862,362

IT Services - 1.1%
BigCommerce Holdings Inc., Series 1	856,000	9,253,360	*

Semiconductors & Semiconductor Equipment - 3.5%
indie Semiconductor Inc., Class A Shares	728,500	6,906,180	*
Photronics Inc.	403,800	10,680,510	*
SMART Global Holdings Inc.	514,450	13,684,370	*

Total Semiconductors & Semiconductor Equipment		31,271,060

Software - 4.3%
CommVault Systems Inc.	139,438	10,866,403	*
NCR Corp.	483,488	12,996,158	*
Rapid7 Inc.	181,122	8,315,311	*
WalkMe Ltd.	608,885	5,473,876	*

Total Software		37,651,748

TOTAL INFORMATION TECHNOLOGY		122,159,332

MATERIALS - 6.4%
Chemicals - 2.3%
Avient Corp.	184,244	7,467,409
Olin Corp.	219,658	12,669,874

Total Chemicals		20,137,283

Construction Materials - 1.4%
Eagle Materials Inc.	66,200	12,205,294

Metals & Mining - 2.7%
Commercial Metals Co.	126,750	7,252,635

See Notes to Schedule of Investments.

4	ClearBridge Small Cap Fund 2023 Quarterly Report

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY		SHARES	VALUE
Metals & Mining - continued
Constellium SE		500,630	$9,557,026	*
MP Materials Corp.		301,975	7,202,104	*

Total Metals & Mining			24,011,765

TOTAL MATERIALS			56,354,342

REAL ESTATE - 5.8%
Hotel & Resort REITs - 0.9%
RLJ Lodging Trust		755,223	7,778,797

Industrial REITs - 0.9%
LXP Industrial Trust		773,069	7,784,805

Office REITs - 1.4%
Corporate Office Properties Trust		477,000	12,402,000

Retail REITs - 1.4%
Kite Realty Group Trust		535,526	12,252,835

Specialized REITs - 1.2%
PotlatchDeltic Corp.		207,100	11,106,773

TOTAL REAL ESTATE			51,325,210

UTILITIES - 2.8%
Electric Utilities - 1.3%
Portland General Electric Co.		249,373	11,887,611

Independent Power and Renewable Electricity Producers - 0.9%
Sunnova Energy International Inc.		430,300	7,599,098	*

Multi-Utilities - 0.6%
Black Hills Corp.		85,192	5,139,633

TOTAL UTILITIES			24,626,342

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $661,849,861)			851,639,533

	RATE
SHORT-TERM INVESTMENTS - 2.9%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	5.089%	17,926,319	17,926,319	(b)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	5.183%	7,682,708	7,682,708	(b)(c)

TOTAL SHORT-TERM INVESTMENTS (Cost - $25,609,027)			25,609,027

TOTAL INVESTMENTS - 99.5% (Cost - $687,458,888)			877,248,560
Other Assets in Excess of Liabilities - 0.5%			4,075,223

TOTAL NET ASSETS - 100.0%			$881,323,783

See Notes to Schedule of Investments.

ClearBridge Small Cap Fund 2023 Quarterly Report	5

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Rate shown is one-day yield as of the end of the reporting period.

(c)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2023, the total market value of investments in Affiliated Companies was $7,682,708 and the cost was $7,682,708 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	ClearBridge Small Cap Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the adviser to be unreliable, the market price may be determined by the adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s adviser has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s adviser is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s adviser and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

7

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

8

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Financials	$134,019,328	$7,323,875	—	$141,343,203
Other Common Stocks	710,296,330	—	—	710,296,330

Total Long-Term Investments	844,315,658	7,323,875	—	851,639,533

Short-Term Investments†	25,609,027	—	—	25,609,027

Total Investments	$869,924,685	$7,323,875	—	$877,248,560

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2023. The following transactions were effected in such company for the period ended July 31, 2023.

	Affiliate Value at October 31, 2022	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$3,105,617	$49,711,157	49,711,157	$45,134,066	45,134,066

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2023
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$159,095	—	$7,682,708

9